COMBINED CARVE-OUT STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows (used in)/provided by Operating Activities:
Net (loss)/income	$ 49,926,415	$ (1,430,391)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by Operating activities:
Depreciation and amortization	7,294,476	3,834,117
Amortization of deferred finance charges	119,731	94,789
Gain on sale of vessel	(3,222,631)	0
Provision for doubtful accounts	266,732	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(6,781,154)	(4,102,150)
Inventories	2,244,286	(3,137,855)
Due from/to related parties	(3,935,077)	1,668,276
Prepaid expenses and other assets	(4,762,742)	(1,352,501)
Other deferred charges	25,335	(25,335)
Accounts payable	1,304,711	47,831
Accrued liabilities	1,512,592	474,616
Deferred revenue	(547,939)	547,939
Dry-dock costs paid	(1,906,526)	(1,034,380)
Net Cash (used in)/provided by Operating Activities	41,538,209	(4,415,044)
Cash flow (used in)/provided by Investing Activities:
Vessel acquisitions and other vessel improvements	(852,603)	(111,288,060)
Net proceeds from sale of vessel	12,641,284	0
Net cash (used in)/provided by Investing Activities	11,788,681	(111,288,060)
Cash flows (used in)/provided by Financing Activities:
Net parent investment	(13,460,675)	105,461,561
Proceeds from long-term debt	0	18,000,000
Repayment of long-term debt	(3,050,000)	(1,700,000)
Payment of deferred financing costs	0	(395,046)
Net cash provided by/(used in) Financing Activities	(16,510,675)	121,366,515
Net increase (decrease) in cash, cash equivalents, and restricted cash	36,816,215	5,663,411
Cash, cash equivalents and restricted cash at the beginning of the period	5,663,411	0
Cash, cash equivalents and restricted cash at the end of the period	42,479,626	5,663,411
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	41,779,626	4,963,411
Restricted cash, non-current	700,000	700,000
Cash, cash equivalents and restricted cash at the end of the period	42,479,626	5,663,411
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	690,543	348,799
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	0	466,874
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	$ 573,001	$ 0